Intangible Assets, Goodwill and Other	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, goodwill and other	Intangible assets, goodwill and other
The following table provides the breakdown of the intangible assets, goodwill and other as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
Intangible assets		$137	$139
Investments (1)		94	119
Goodwill (Note 4)		70	70
Deferred costs		66	59
Long-term receivables		25	32
Other long-term assets		13	20
Total intangible assets, goodwill and other		$405	$439
(1)As at December 31, 2022, the Company had $60 million (2021 - $59 million) of investments accounted for under the equity method; $nil of equity investments with readily determinable fair values (2021 - $32 million) as determined by the most recent exchange trade price with changes in fair value being recognized within Other income, see Note 7 – Other income; and $34 million (2021 - $28 million) of investments for which fair value was not readily determinable accounted for at cost minus impairment, plus or minus observable price changes.